OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,
	2014	2013

Employees and payroll accruals	$5,628	$4,284
Accrued expenses	7,048	2,977
Deferred revenues	217	26
Foreign currency forward and options contracts	757	--
Others	76	22

	$13,726	$7,309